Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Parenthetical) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Board Management And Employees [Abstract]
Share price used to calculate value of synthetic shares	kr 60.9
Dividend compensation per share included in value of synthetic shares		kr 2.5	kr 2	kr 1.5	kr 1
Social security charges	kr 1,102,787